SHARE OPTION PLAN (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended
	Feb. 28, 2023	Jun. 30, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares expired (in shares)		68,000
Shares expired, weighted average exercise price (in dollars per share)		$ 9.47
Shares expired, aggregate intrinsic value		$ 0.0
Number of options awarded (shares)	440,000
Options, expected term	5 years
Vesting period of options awarded to employees	3 years
Initial strike price (usd per share)	$ 10.34
Unrecognized compensation costs related to non-vested options granted		1.9	$ 1.0
Additional paid-in capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock options, compensation cost recognized in the period		$ 0.8